Revenues and Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues and Cost of Revenues [Abstract]
Schedule of revenues	Revenues
	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
Software as a Service	23,709	11,851	7,329
Advertising services	2,812	6,699	2,325
	26,521	18,550	9,654

Schedule of cost of revenues	Cost of revenues
	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
Payroll and related expenses	376	364	292
Clearing fees	679	1,113	213
Traffic acquisition costs	1,080	3,070	1,118
Share-based payment	8	20	2
Internet protocols addresses costs	3,848	2,135	1,747
Networks and servers	758	570	341
Amortization and impairment of intangible assets and depreciation	903	1,116	1,094
Other	59	14	37
	7,711	8,402	4,844